Schedule of maturity of financial liabilities (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables	£ 882,364	£ 1,422,393
Convertible loan	655,923	20,359,893
Other payables	1,276,694	2,681,223
Financial liabilities	2,814,981	24,463,509
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Trade payables	882,364	1,422,393
Convertible loan	655,923	13,731,864
Other payables	1,276,694	2,681,223
Financial liabilities	2,814,981	17,835,480
2 months or less [Member]
IfrsStatementLineItems [Line Items]
Trade payables	882,364	1,422,393
Convertible loan	655,923	10,088,496
Other payables	705,976	831,029
Financial liabilities	2,244,263	12,341,918
2-12 months [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan		10,271,397
Other payables	570,718	1,850,194
Financial liabilities	570,718	12,121,591
12-24 months [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan
Other payables
Financial liabilities
More Than 2 Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan
Other payables
Financial liabilities